Deferred Credits	12 Months Ended
Aug. 31, 2021
Disclosure Of Deferred Credits [Abstract]
Disclosure Of Deferred Credits
16.	DEFERRED CREDITS

	2021 $	2020 $
IRU prepayments	374	387
Equipment revenue	13	17
Deposit on future fibre sale	2	2

	389	406

Amortization of deferred credits for 2021 amounted to $25 (2020 – $29) and was recorded in the accounts as described below.
IRU agreements are in place for periods ranging from 21 to 60 years and are being amortized to income over the agreement periods. Amortization in respect of the IRU agreements for 2021 amounted to $13

(2020 – $13) and was recorded as other amortization. Amortization of equipment revenue for 2021 amounted to $11

(2020 – $16).